SHARE CAPITAL (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Issuance of shares private placement	$ 12,000
Share issuance costs	1,283	$ 3,567
Share issuance costs	205
Proceeds from exercise of warrants	6,244	6,128
Proceeds from exercise of options	75	416	$ 300
Issuance of shares private placement	$ 18,449	$ 17,563	6,608
Issunace of convertable debt exercised			$ 445
Warrants Issued for private placement	4,444,445	1,995,304	1,584,100
Warrants agent issued for private placement	133,333
Warrant issued for debt agreement	1,000,000	412,000	350,000
Options vested value	$ 116	$ 814	$ 531
Stock-based compensation		$ 216	$ 109
Deferred Share Units issued		75,650	72,522
Value of deferred share units issued	$ 569	$ 323	$ 97
Consulting Firms [Member]
IfrsStatementLineItems [Line Items]
Stock option granted	387,500	160,000	233,333
Executives And Directors [Member]
IfrsStatementLineItems [Line Items]
Stock option granted		524,999	200,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issuance of shares - private placement, Shares	4,444,445
Issuance of shares - warrants exercised, Shares	5,118,554	1,924,721
Proceeds from exercise of warrants		$ 6,269
Issuance of restricted stock units shares	166,000
Issuance of shares - options exercised, Shares	66,661	256,662	175,000
Proceeds from exercise of options	$ 98	$ 615	$ 442
Issuance of shares - private placement, Shares	9,562,999	4,114,242	2,886,373
Issuance of shares private placement	$ 18,449	$ 17,563	$ 6,608
Issuance of shares - convertible debt exercised, Shares			612,578
Issuance of shares - RSU vested, Shares	166,000		133,333